EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 15 - EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated (in thousands, except per share amounts):

	Year ended December 31
	2015	2014	2013
Basic earnings per share:
Net income	$6,683	$7,838	$11,395
Amount allocated to participating preferred shareholders			(6,439)
Net income applicable to ordinary shareholders –basic	$6,683	$7,838	$4,956
Weighted average ordinary shares outstanding	22,506,955	21,902,057	7,544,387
Basic earnings per share	$0.30	$0.36	$0.66

Diluted earnings per share:
Net income applicable to ordinary shareholders – diluted	$6,683	$7,838	$4,956
Weighted average number of shares used in the computation of basic earnings per share	22,506,955	21,902,057	7,544,387
Add –
additional shares from the assumed exercise of employee options, restricted shares and restricted share units vesting	775,910	1,308,516	1,742,069
Weighted average number of shares used in the computation of diluted earnings per share	23,282,865	23,210,573	9,286,456
Diluted earnings per share	$0.29	$0.34	$0.53

For the year ended December 31, 2015, 881,733 options, 77,996 restricted shares and 31,391 restricted share units to employees and directors were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive or certain performance conditions were not satisfied at the end of the year.

For the year ended December 31, 2014, 552,001 options to employees were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive.

For the year ended December 31, 2013, 13,600 options to employees, 52,020 restricted shares and all preferred shares (12,905,312) were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive or certain performance conditions were not satisfied at the end of the year.